Sources of finance - Analysis of Future Anticipated Cash Flows Related of Financial Derivatives (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Payable [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	£ 1,376.2	£ 683.9
Future anticipated cash flows, Financial assets	632.5	1,053.5
Trade and Other Payable [member] | Within one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	229.3	97.8
Future anticipated cash flows, Financial assets	124.6	123.7
Trade and Other Payable [member] | Between one and two years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	50.0	21.4
Future anticipated cash flows, Financial assets	11.8	38.6
Trade and Other Payable [member] | Between two and three years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	688.4	20.5
Future anticipated cash flows, Financial assets	11.5	39.5
Trade and Other Payable [member] | Between three and four years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	408.5	20.7
Future anticipated cash flows, Financial assets	11.6	851.7
Trade and Other Payable [member] | Between four and five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities		523.5
Future anticipated cash flows, Financial assets	11.6
Trade and Other Payable [member] | Over five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial assets	461.4
Trade and other receivable [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	1,359.1	675.3
Future anticipated cash flows, Financial assets	644.8	1,057.2
Trade and other receivable [member] | Within one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	221.9	96.7
Future anticipated cash flows, Financial assets	120.6	128.8
Trade and other receivable [member] | Between one and two years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	45.3	20.1
Future anticipated cash flows, Financial assets	6.5	38.8
Trade and other receivable [member] | Between two and three years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	685.3	18.8
Future anticipated cash flows, Financial assets	6.4	38.6
Trade and other receivable [member] | Between three and four years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities	406.6	18.6
Future anticipated cash flows, Financial assets	6.5	851.0
Trade and other receivable [member] | Between four and five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial liabilities		£ 521.1
Future anticipated cash flows, Financial assets	6.6
Trade and other receivable [member] | Over five years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Future anticipated cash flows, Financial assets	£ 498.2